Fair Value Disclosures (Tables)	3 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following is a summary categorization, as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor), of the Company’s financial instruments based on the inputs utilized in determining the value of such financial instruments:
Investments at fair value as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor) are presented below:

	As of March 31, 2023 (Successor)
	Level 1	Level 2	Level 3
(Dollars in Thousands)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets:
Mutual funds	$48	$—	$—	$48
Exchange-traded funds	111	—	—	111
Investments – External Strategic Managers	—	—	165,322	165,322
Investments – Affiliated Funds (1)	—	—	—	1,188

Total	$159	$—	$165,322	$166,669

Liabilities:
Warrant liability	$23,235	$—	$—	$23,235
Earn-out liability	—	—	120,967	120,967
TRA liability	—	—	13,300	13,300
Earn-in consideration payable	—	—	1,593	1,593

Total	$23,235	$—	$135,860	$159,095

(1)
Investments in Affiliated Funds are measured at fair value using the net asset value (or its equivalent) practical expedient. The Company’s investments in Affiliated Funds represent interests that do not trade in an active market and are valued using the NAV of each investment company as reported and without adjustment. The Company does not have any commitments to the Affiliated Funds and redemptions are permitted on a monthly basis and require 30 days’ notice. The strategies of the Affiliated Funds primarily focus on near-dated, hard catalyst events that typically involve hostile deals, proposals, minority interest buy-ins,
leverage buyouts, activism, spin-offs, recapitalizations, and agreed upon deals. The investments held in the Affiliated Funds are primarily highly liquid and marketable securities. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Condensed Consolidated Statement of Financial Position.

	As of December 31, 2022 (Predecessor)
	Level 1	Level 2	Level 3
(Dollars in Thousands)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets:
Mutual funds	$44	$—	$—	$44
Exchange-traded funds	101	—	—	101
Interest rate swap	—	241	—	241

Total	$145	$241	$—	$386

Liabilities:
Earn-in consideration payable	$—	$—	$1,519	$1,519
Payout right	—	—	3,662	3,662

Total	$—	$—	$5,181	$5,181

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The following table sets forth a summary of changes in the fair value of Level 3 measurements as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor):

	Level 3 Liabilities as of March 31, 2023 (Successor)
(Dollars in Thousands)	TRA Liability	Earn-out Liability	Earn-in consideration payable	Total
Beginning balance	$13,000	$91,761	$1,519	$106,280
Settlements	—	—	—	—
Net losses	300	29,206	74	29,580

Ending balance	$13,300	$120,967	$1,593	$135,860

	Level 3 Liabilities as of December 31, 2022 (Predecessor)
(Dollars in Thousands)	Earn-in consideration payable	Payout right	Total
Transfers into Level 3	$—	$—	$—
Transfers out of Level 3	—	—	—
Purchases	—	—	—
Issuances	1,519	3,662	5,181

Ending balance	$1,519	$3,662	$5,181

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

(Dollars in Thousands)		Level 3 Assets as of March 31, 2023 (Successor)
Assets:	Beginning balance	Realized and Unrealized Gains (Losses)	Purchases	Sales and Maturities	Total
Investments – External Strategic
Managers	$146,130	$3,822	$15,370	$	$165,322

Total Assets	$146,130	$3,822	$15,370	$	$165,322

Fair Value Measurement Inputs and Valuation Techniques

(Dollars in Thousands)	Fair Value	Valuation Techniques	Unobservable Inputs	Ranges	Impact to Valuation from an Increase in Input
Level 3 Assets:
Investments – External Strategic Managers	$165,322	Discounted Cash Flow	Discount rate	16%- 48%	Lower
			Long-term growth rate	3%	Higher
Level 3 Liabilities:
TRA liability	$13,300	Monte Carlo	Volatility	45%	Lower
			Correlation	20%	Higher
			Cost of debt range	5.6% - 7.1%	Lower
			Equity risk premium	7.5%- 12.9%	Lower
Earn-out liability	$120,967	Monte Carlo	Volatility	45%	Higher
			Risk-free rate	3.6%	Higher
Earn-in consideration payable	$1,593	Discounted Cash Flow	Revenue discount rate	7.2%	Lower